Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Investments
Fixed maturities, at fair value (amortized cost, $14,257; $13,445)	$ 16,217,000,000	$ 14,709,000,000
Equity securities, at fair value (cost, $124; $144)	100,000,000	127,000,000
Commercial Mortgage Loans	3,301,000,000	3,486,000,000
Policy loans	1,502,000,000	1,581,000,000
Real estate	87,000,000	112,000,000
Other long-term investments	1,058,000,000	759,000,000
Short-term investments	225,000,000	174,000,000
Total investments	22,490,000,000	20,948,000,000
Cash and cash equivalents	4,690,000,000	1,605,000,000
Accrued investment income	252,000,000	235,000,000
Premiums, accounts and notes receivable, net	1,358,000,000	1,318,000,000
Reinsurance recoverables	6,256,000,000	6,495,000,000
Deferred policy acquisition costs	817,000,000	701,000,000
Property and equipment	1,024,000,000	912,000,000
Deferred income taxes, net	803,000,000	930,000,000
Goodwill	3,164,000,000	3,119,000,000
Other assets, including other intangibles	1,750,000,000	1,222,000,000
Separate account assets	8,093,000,000	7,908,000,000
Total assets	50,697,000,000	45,393,000,000
Liabilities
Contractholder deposit funds	8,553,000,000	8,509,000,000
Future policy benefits	8,593,000,000	8,147,000,000
Unpaid claims and claim expenses	4,146,000,000	4,017,000,000
Health Care medical claims payable	1,095,000,000	1,246,000,000
Unearned premiums and fees	502,000,000	416,000,000
Total insurance and contractholder liabilities	22,889,000,000	22,335,000,000
Accounts payable, accrued expenses and other liabilities	6,627,000,000	5,936,000,000
Short-term debt	104,000,000	552,000,000
Long-term debt	4,990,000,000	2,288,000,000
Nonrecourse obligations	0	0
Separate account liabilities	8,093,000,000	7,908,000,000
Total liabilities	42,703,000,000	39,019,000,000
Contingencies - Note 23	0	0
Shareholders' Equity
Common stock (par value per share, $0.25; shares issued,366, 351; authorized, 600)	92,000,000	88,000,000
Additional paid-in capital	3,188,000,000	2,534,000,000
Net unrealized appreciation, fixed maturities	739,000,000	529,000,000
Net unrealized appreciation, equity securities	1,000,000	3,000,000
Net unrealized depreciation, derivatives	(23,000,000)	(24,000,000)
Net translation of foreign currencies	3,000,000	25,000,000
Postretirement benefits liability adjustment	(1,507,000,000)	(1,147,000,000)
Accumulated other comprehensive loss	(787,000,000)	(614,000,000)
Retained earnings	10,787,000,000	9,590,000,000
Less treasury stock, at cost	(5,286,000,000)	(5,242,000,000)
Total shareholders' equity	7,994,000,000	6,356,000,000
Noncontrolling interest	0	18,000,000
Total equity	7,994,000,000	6,374,000,000
Total liabilities and equity	50,697,000,000	45,393,000,000
Shareholders' Equity Per Share	28.00	23.38
Fair Value Inputs Level 1 [Member]
Investments
Fixed maturities, at fair value (amortized cost, $14,257; $13,445)	217,000,000	133,000,000
Equity securities, at fair value (cost, $124; $144)	3,000,000	6,000,000
Short-term investments	0	0
Separate account assets	2,053,000,000	2,233,000,000
Fair Value Inputs Level 2 [Member]
Investments
Fixed maturities, at fair value (amortized cost, $14,257; $13,445)	15,028,000,000	13,677,000,000
Equity securities, at fair value (cost, $124; $144)	67,000,000	87,000,000
Short-term investments	225,000,000	174,000,000
Separate account assets	5,290,000,000	5,081,000,000
Fair Value Inputs Level 3 [Member]
Investments
Fixed maturities, at fair value (amortized cost, $14,257; $13,445)	972,000,000	899,000,000
Equity securities, at fair value (cost, $124; $144)	30,000,000	34,000,000
Short-term investments	0	0
Separate account assets	$ 750,000,000	$ 594,000,000